Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 318,278,000		$ 646,790,000		$ 21,839,868
Messaging Services, at a point in time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues					21,609,822
Platform Leasing, over time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues					$ 230,046